Investments - Tanker Investments Ltd - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 27, 2017	May 31, 2017	Oct. 31, 2014	Jan. 31, 2014	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Net Investment Income [Line Items]
Equity method investment, ownership interest							100.00%
Common Stock
Net Investment Income [Line Items]
Issuance of equity private placement						$ 96.2
Tanker Investments Ltd.
Net Investment Income [Line Items]
Percentage of ownership acquired	8.20%
Shares owned (in shares)		2,500,000
Amount purchased for shares	$ 151.3
Business acquisition, share price (in USD per share)	$ 1.70
Tanker Investments Ltd. | Teekay Tankers
Net Investment Income [Line Items]
Percentage of ownership acquired	11.30%
Number of shares acquiring (in shares)		27,000,000
Shares owned (in shares)		3,400,000
Other than temporary impairment					$ 48.6
Remeasurement gain	$ 2.4
Amount purchased for shares	$ 151.3
Business acquisition, share price (in USD per share)	$ 1.7
Transaction costs	$ 6.8
Total acquisition cost	177.3
Liabilities assumed	47.1
Long-term debt assumed	337.1
Total vessels and equipment	467.1
Existing time-charter contracts	$ 0.2
Tanker Investments Ltd. | Teekay Tankers | Class A
Net Investment Income [Line Items]
Share exchange (in shares)		3.3
Number of shares to be issued/exchanged (in shares)	88,977,544
Tanker Investments Ltd. | Teekay Corporation | Class A
Net Investment Income [Line Items]
Number of shares to be issued/exchanged (in shares)	8,250,000
Tanker Investments Ltd. | Teekay and Teekay Tankers
Net Investment Income [Line Items]
Equity method investment, ownership interest				20.00%
Issuance of equity private placement				$ 250.0
Equity method investment				$ 50.0
Tanker Investments Ltd. | Teekay and Teekay Tankers | Common Stock
Net Investment Income [Line Items]
Purchase of common stock (in shares)				5,000,000
Tanker Investments Ltd. | Teekay Tankers
Net Investment Income [Line Items]
Percentage of ownership acquired			2.43%
Number of shares to be issued/exchanged (in shares)		27,000,000
Tanker Investments Ltd. | Teekay Tankers | Common Stock
Net Investment Income [Line Items]
Purchase of common stock (in shares)			900,000